Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
CIK	dei_EntityCentralIndexKey	0000710124
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 26, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
NORTHERN INSTITUTIONAL TREASURY PORTFOLIO | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NITXX
Treasury Instruments Portfolio | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTYXX
NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGXX
NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGCXX
NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGDXX
NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO | Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGSXX
NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO | Siebert Williams Shank Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCGXX